Accrued Expenses	12 Months Ended
Sep. 30, 2012
Accrued Expenses [Abstract]
Accrued Expenses

Note 4 – Accrued Expenses

Accrued expenses consisted of the following at September 30, 2012 and 2011:

	2012	2011

Accrued salaries	$306,055	$564,458
Interest payable	364,567	236,229
Claims payable	-	15,334
Other accrued expenses	237,106	190,793

Total accrued expenses	$907,728	$1,006,814

During the year ended September 30, 2012, the Company issued 5,800,000 shares of common stock, valued at $290,000, to settle the claims payable balance as of September 30, 2011. Also during the years ended September 30, 2012 and 2011, certain notes payable described in Note 9 were converted into common stock; included in the conversion amount was accrued interest of $84,856 and $216,966, respectively.